Tax - Disclosure of components of income tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax charge/(credit)
Current year	£ 1,359	£ 1,045	£ 1,417
Adjustments in respect of prior years	(181)	(444)	317
Total	1,178	601	1,734
Deferred tax (credit)/charge
Current year	(95)	235	(352)
Adjustments in respect of prior years	151	203	(244)
Total	56	438	(596)
Tax charge	£ 1,234	£ 1,039	£ 1,138